Supplemental Oil and Gas Disclosures - Costs Incurred in Oil and Gas Property Acquisitions, Exploration and Development Activities (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	$ 340	$ 316	$ 243
Asset retirement costs	537	1,032	1,411
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	239	215	152
Asset retirement costs	480	473	380
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	35	38	47
Asset retirement costs	17	245	228
Egypt [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	15	16	18
Australia [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	16	12	14
Asset retirement costs	(30)	207	125
North Sea [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	25	24
Asset retirement costs	67	89	678
Argentina [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Capitalized interest	10	11	12
Asset retirement costs	$ 3	$ 18